ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Beans
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Intangible assets acquired:
Customer relationship	$927	6 years
Goodwill	1,115

Total	$2,042

Total consideration	$2,042

Business team of China-based IT service firms
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Intangible assets acquired:
Contract backlog	$287	0.9 year
Customer relationship	666	4.9 years
Goodwill	1,547

Total consideration	$2,500

Schedule of unaudited pro forma information summarizing the results of operations

Year ended December 31, 2011
(Unaudited)
Net revenues	$219,197
Net income	17,715
Net income per share
—Basic	$0.44

—Diluted	$0.41

NouvEON
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Net liabilities assumed:
Current assets	$830
Current liabilities	(1,879)

Total	$(1,049)

Intangible assets acquired:
Customer relationship	3,300	4 years
Trademark	2,900	Indefinite
Backlog	283	1 year
Goodwill	10,930
Deferred tax liability	(2,204)

Total	$15,209

Total consideration	$14,160

Schedule of unaudited pro forma information summarizing the results of operations

Year ended December 31, 2011
(Unaudited)
Net revenues	$225,390
Net income	17,260
Net income per share
—Basic	$0.43

—Diluted	$0.40

HURO
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Net tangible assets:
Current assets	$4,375
Current liabilities	(3,825)

Total	$550

Intangible assets acquired:
Customer relationship	1,339	5 years
Contract backlog	856	1 year
Trade name	1,425	Indefinite
Non-compete agreement	359	5 years
Goodwill	3,361
Deferred tax liability	(597)

Total	$6,743

Total consideration	$7,293

Schedule of unaudited pro forma information summarizing the results of operations

Year ended December 31, 2011
(Unaudited)
Net revenues	$222,856
Net income	17,514
Net income per share
—Basic	$0.43

—Diluted	$0.41

Logoscript
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Net tangible assets:
Assets	$1,592
Liabilities	(1,150)

Total	$442

Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)

Total	$957

Total consideration	$1,399

Schedule of unaudited pro forma information summarizing the results of operations

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$222,836	$359,352
Net income	17,458	2,553
Net income per share
—Basic	$0.43	$0.05

—Diluted	$0.41	$0.05

Longhaul
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 year
Non-compete agreement	262	4 years
Goodwill	1,015

Total	$1,494

Total consideration	$1,494

Schedule of unaudited pro forma information summarizing the results of operations

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$220,733	$359,322
Net income	17,858	2,583
Net income per share
—Basic	$0.44	0.05

—Diluted	$0.42	0.05

Glory
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Net tangible assets:
Current assets	$1,465
Current liabilities	(1,879)

Total	$(414)

Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 year
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)

Total	$7,030

Total consideration	$6,616

Schedule of unaudited pro forma information summarizing the results of operations

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$223,225	$360,796
Net income	18,050	2,652
Net income per share
—Basic	$0.44	$0.06

—Diluted	$0.42	$0.05

Bearing Point
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Net tangible assets:
Assets	$6,729
Liabilities	(5,180)

Total	$1,549

Intangible assets acquired:
Customer relationship	1,845	5 years
Trade name	512	2 years
Goodwill	4,266
Deferred tax liability	(707)

Total	$5,916

Total consideration	$7,465

Schedule of unaudited pro forma information summarizing the results of operations

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$238,002	$368,538
Net income	17,690	2,484
Net income per share
—Basic	$0.44	$0.05

—Diluted	$0.41	$0.05

Newton
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Net tangible assets:
Assets	$936
Liabilities	(465)

Total	$471

Intangible assets acquired:
Acquired software	168	5 years
Contract backlog	3	0.5 year
Customer relationship	434	5 years
Goodwill	557
Deferred tax liability	(169)

Total	$993

Total consideration	$1,464

Schedule of unaudited pro forma information summarizing the results of operations

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$221,197	$360,319
Net income	17,425	2,313
Net income per share
—Basic	$0.43	$0.05

—Diluted	$0.41	$0.05

VanceInfo
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful lives
Net tangible assets:
Assets	$319,072
Liabilities	(81,715)

Total	$237,357

Intangible assets acquired:
Customer relationship	11,540	4 – 6 years
Trade name	27,840	2 years – indefinite
Software technology	2,290	4 – 5 years
Contract backlog	910	2 years
Non-compete agreement	1,400	1 – 4 years
Goodwill	54,407
Deferred tax liability	(8,966)

Total	$89,421

Total consideration	$326,778

Schedule of unaudited pro forma information summarizing the results of operations

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$502,126	$673,266
Net income/(loss)	39,532	1,807
Net income/(loss) per share
—Basic	$0.47	$0.02

—Diluted	$0.45	$0.02

Schedule of total consideration

Issuance of common shares	42,517
Closing price on transaction date	$7.49

Stock consideration	$318,451
Fair value of vested VanceInfo stock options and RSU	8,327

Total consideration	$326,778